Other net losses - Other Net Losses (Gains) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Acquisition and transition-related costs	$ 0	$ 2,315	$ 0	$ 3,940
Kentucky termination costs	43,808	3,535	46,527	4,075
Acquisition-related settlement payment	(11,983)	0	(11,983)	0
Other	8,542	2,802	9,285	5,367
Other losses	$ 40,367	$ 8,652	$ 43,829	$ 13,382